UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

1-877-721-1926

Date of fiscal year end: September 30,

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

FUNDAMENTAL ALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2010

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 9.0%
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	738,030	$34,030,563

Leisure Equipment & Products - 1.4%
Mattel Inc.	1,263,090	32,120,379

Media - 2.4%
Walt Disney Co.	1,480,910	55,548,934

Specialty Retail - 3.7%
Gap Inc.	1,170,117	25,906,390
Home Depot Inc.	1,726,300	60,524,078

Total Specialty Retail		86,430,468

TOTAL CONSUMER DISCRETIONARY		208,130,344

CONSUMER STAPLES - 5.1%
Food & Staples Retailing - 2.6%
Safeway Inc.	2,696,270	60,639,112

Food Products - 2.5%
Unilever PLC	979,950	29,991,485
Unilever PLC, ADR	867,850	26,799,208

Total Food Products		56,790,693

TOTAL CONSUMER STAPLES		117,429,805

ENERGY - 15.0%
Energy Equipment & Services - 7.1%
Baker Hughes Inc.	860,230	49,179,349
Halliburton Co.	1,365,530	55,754,590
Schlumberger Ltd.	687,550	57,410,425

Total Energy Equipment & Services		162,344,364

Oil, Gas & Consumable Fuels - 7.9%
ConocoPhillips	697,150	47,475,915
Devon Energy Corp.	585,600	45,975,456
Hess Corp.	820,750	62,820,205
Noble Energy Inc.	297,990	25,650,979

Total Oil, Gas & Consumable Fuels		181,922,555

TOTAL ENERGY		344,266,919

FINANCIALS - 21.9%
Capital Markets - 6.9%
Bank of New York Mellon Corp.	1,518,110	45,846,922
BlackRock Inc.	128,040	24,401,863
Franklin Resources Inc.	265,820	29,561,842
Morgan Stanley	2,127,920	57,900,703
Teton Advisors Inc., Class A Shares	1,750	17,282	*

Total Capital Markets		157,728,612

Commercial Banks - 2.7%
First Republic Bank	120,800	3,517,696	*
KeyCorp	2,721,610	24,086,248
U.S. Bancorp	1,303,500	35,155,395

Total Commercial Banks		62,759,339

Diversified Financial Services - 4.6%
Bank of America Corp.	1,712,370	22,843,016
JPMorgan Chase & Co.	1,952,940	82,843,715

Total Diversified Financial Services		105,686,731

Insurance - 4.1%
Allied World Assurance Co. Holdings Ltd.	720,730	42,840,191
Chubb Corp.	855,160	51,001,743

Total Insurance		93,841,934

Real Estate Investment Trusts (REITs) - 1.8%
Pebblebrook Hotel Trust	859,600	17,467,072
Weyerhaeuser Co.	1,336,111	25,292,581

Total Real Estate Investment Trusts (REITs)		42,759,653

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Real Estate Management & Development - 1.8%
Jones Lang LaSalle Inc.	493,040	$41,375,917

TOTAL FINANCIALS		504,152,186

HEALTH CARE - 7.8%
Life Sciences Tools & Services - 0.4%
Enzo Biochem Inc.	1,869,326	9,870,041	*

Pharmaceuticals - 7.4%
GlaxoSmithKline PLC, ADR	503,160	19,733,935
Johnson & Johnson	664,730	41,113,551
Merck & Co. Inc.	1,483,240	53,455,970
Novartis AG, ADR	925,860	54,579,447

Total Pharmaceuticals		168,882,903

TOTAL HEALTH CARE		178,752,944

INDUSTRIALS - 15.4%
Aerospace & Defense - 5.5%
Boeing Co.	628,880	41,040,709
Honeywell International Inc.	820,440	43,614,590
Northrop Grumman Corp.	656,470	42,526,127

Total Aerospace & Defense		127,181,426

Construction & Engineering - 1.7%
EMCOR Group Inc.	174,342	5,052,431	*
Fluor Corp.	388,030	25,710,868
Jacobs Engineering Group Inc.	162,270	7,440,079	*

Total Construction & Engineering		38,203,378

Electrical Equipment - 1.1%
Babcock & Wilcox Co.	993,375	25,420,466	*

Industrial Conglomerates - 1.8%
McDermott International Inc.	1,967,830	40,714,403	*

Machinery - 5.3%
Deere & Co.	676,810	56,209,070
Dover Corp.	526,290	30,761,651
Oshkosh Corp.	112,455	3,962,914	*
Parker Hannifin Corp.	365,250	31,521,075

Total Machinery		122,454,710

TOTAL INDUSTRIALS		353,974,383

INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 4.0%
Cisco Systems Inc.	2,243,880	45,393,692	*
Telefonaktiebolaget LM Ericsson, ADR	4,053,090	46,732,128

Total Communications Equipment		92,125,820

Internet Software & Services - 2.7% eBay Inc.	2,194,490	61,072,657	*

Semiconductors & Semiconductor Equipment - 8.3%
Applied Materials Inc.	3,853,580	54,142,799
Samsung Electronics Co., Ltd., GDR	162,800	68,685,320	(a)
Texas Instruments Inc.	2,105,500	68,428,750

Total Semiconductors & Semiconductor Equipment		191,256,869

Software - 3.0%
Lawson Software Inc.	1,860,900	17,213,325	*
Microsoft Corp.	1,866,450	52,111,284

Total Software		69,324,609

TOTAL INFORMATION TECHNOLOGY		413,779,955

MATERIALS - 3.7%
Metals & Mining - 3.7%
BHP Billiton Ltd., ADR	268,770	24,974,109
Nucor Corp.	442,860	19,406,125
United States Steel Corp.	689,260	40,266,569

TOTAL MATERIALS		84,646,803

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY			SHARES	VALUE
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.3%
AT&T Inc.			1,008,270	$29,622,973

Wireless Telecommunication Services - 2.1%
Vodafone Group PLC, ADR			1,832,252	48,426,420

TOTAL TELECOMMUNICATION SERVICES				78,049,393

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,755,425,488)				2,283,182,732

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Interest in $50,001,000 joint tri-party repurchase agreement dated 12/31/10 with RBS Securities Inc.; Proceeds at maturity - $24,713,515; (Fully collateralized by U.S. government obligations, 2.750% due 2/15/19; Market value - $25,209,500) (Cost - $24,713,000)	0.250%	1/3/11	$24,713,000	24,713,000

TOTAL INVESTMENTS - 100.4% (Cost - $1,780,138,488#)				2,307,895,732
Liabilities in Excess of Other Assets - (0.4)%				(10,314,360)

TOTAL NET ASSETS - 100.0%				$2,297,581,372

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Fundamental All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$2,283,182,732	—	—	$2,283,182,732

Short-term investments†	—	$24,713,000	—	24,713,000

Total investments	$2,283,182,732	$24,713,000	—	$2,307,895,732

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all

Notes to Schedule of Investments (unaudited) (continued)

times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$567,630,671
Gross unrealized depreciation	(39,873,427)

Net unrealized appreciation	$527,757,244

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 23, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	February 23, 2011